UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22961

EA Series Trust
(Exact name of registrant as specified in charter)

3803 West Chester Pike, Suite 150
Newtown Square, PA 19073
(Address of principal executive offices) (Zip code)

3803 West Chester Pike, Suite 150
Newtown Square, PA 19073
(Name and address of agent for service)

(215) 330-4476
Registrant’s telephone number, including area code

Date of fiscal year end: January 31, 2026

Date of reporting period: January 31, 2026

Item 1. Report to Stockholders.
(a)

JLens 500 Jewish Advocacy U.S. ETF Ticker: TOV Listed on: NYSE Arca, Inc.	January 31, 2026 Annual Shareholder Report https://investjewishly.org

This annual shareholder report contains important information about the JLens 500 Jewish Advocacy U.S. ETF (the “Fund”) for the period of February 26, 2025 to January 31, 2026 (the “Period”). You can find additional information about the Fund at https://investjewishly.org. You can also request this information by contacting us at (215) 330-4476.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$18	0.18%

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT

PERFORMANCE
Since Inception (2/26/2025)
JLens 500 Jewish Advocacy U.S. ETF - NAV	17.31%
JLens 500 Jewish Advocacy U.S. Total Return Index (USD)	17.74%
VettaFi US Equity Large Cap 500 Total Return Index	17.79%
S&P 500 Index	17.87%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares

Visit https://investjewishly.org for more recent performance information.

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
During the fiscal year, the Fund’s performance closely tracked that of broad large-cap U.S. equity indexes, consistent with its passive, index-based investment objective. Returns reflected overall movements in the large-cap U.S. equity market rather than discretionary investment decisions.

As designed, the Fund’s performance was driven primarily by the performance of large U.S. public companies included in its underlying index. Periods in which market returns were driven by a smaller number of mega-cap companies increased the impact of the Fund’s largest constituents on overall results, a characteristic common to large-cap index strategies.
Annual Shareholder Report: January 31, 2026

JLens 500 Jewish Advocacy U.S. ETF Ticker: TOV Listed on: NYSE Arca, Inc.	January 31, 2026 Annual Shareholder Report https://investjewishly.org

Differences between the Fund’s results and those of traditional broad-market indexes were primarily attributable to the Fund’s rules-based Jewish-values screens, scoring framework, modest index weight tilts, cash positions, management fee, and quarterly rebalancing. These features are inherent to the Fund’s stated methodology and risk profile.

KEY FUND STATISTICS (as of Period End)
Net Assets	$209,097,440	Advisory Fees	$278,218
# of Portfolio Holdings	498	Portfolio Turnover Rate*	14%
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

SECTOR WEIGHTING (as a % of Net Assets)
Information Technology	33.6%
Financials	13.0%
Communication Services	11.3%
Consumer Discretionary	9.9%
Health Care	9.7%
Industrials	8.7%
Consumer Staples	4.9%
Energy	3.2%
Utilities	2.1%
Materials	1.7%
Real Estate	1.6%
Cash and Cash Equivalents	0.3%

TOP 10 HOLDINGS (as a % of Net Assets)
NVIDIA Corp.	7.6%
Apple, Inc.	6.4%
Alphabet, Inc. - Class A	5.6%
Microsoft Corp.	5.4%
Amazon.com, Inc.	3.9%
Meta Platforms, Inc. - Class A	2.6%
Broadcom, Inc.	2.6%
Tesla, Inc.	1.7%
Eli Lilly & Co.	1.5%
Berkshire Hathaway, Inc. - Class B	1.5%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://investjewishly.org. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Annual Shareholder Report: January 31, 2026

(b) Not Applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the year covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the year covered by this report.

A copy of the registrant’s Code of Ethics is incorporated by reference.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Dr. Michael Pagano is an “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past fiscal year. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning, including review of the registrant’s tax returns and calculations of required income, capital gain and excise distributions. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for the last fiscal year for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

FYE 1/31/2026
(a) Audit Fees	$7,250
(b) Audit-Related Fees	N/A
(c) Tax Fees	$1,750
(d) All Other Fees	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) None of the fees billed by any Fund's principal accountant were applicable to non-audit services pursuant to a waiver of the pre-approval requirement.

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) None of the fees billed by any Fund's principal accountant were applicable to non-audit services billed or expected to be billed to any Fund’s investment adviser.

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.
(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Daniel Dorn, Chukwuemeka (Emeka) Oguh, and Michael Pagano.

(b) Not applicable.

Item 6. Investments.

(a)

JLENS 500 JEWISH ADVOCACY U.S. ETF
SCHEDULE OF INVESTMENTS
January 31, 2026

	Shares	Value
COMMON STOCKS - 98.2%
Communication Services - 11.3%
Advertising - 0.1%
Omnicom Group, Inc.	1,014	$78,119
Trade Desk, Inc. - Class A (a)	1,492	45,252
		123,371
Broadcasting - 0.0%(b)
Fox Corp. - Class A	1,143	83,188

Cable & Satellite - 0.0%(b)
Charter Communications, Inc. - Class A (a)	274	56,477

Integrated Telecommunication Services - 0.8%
AT&T, Inc.	25,777	675,615
Comcast Corp. - Class A	12,584	374,374
Verizon Communications, Inc.	14,590	649,547
		1,699,536
Interactive Home Entertainment - 0.2%
Electronic Arts, Inc.	759	154,775
ROBLOX Corp. - Class A (a)	2,112	138,885
Take-Two Interactive Software, Inc. (a)	577	127,113
		420,773
Interactive Media & Services - 8.7%
Alphabet, Inc. - Class A	34,432	11,638,016
Alphabet, Inc. - Class C	3,290	1,113,764
Meta Platforms, Inc. - Class A	7,559	5,416,024
Pinterest, Inc. - Class A (a)	1,919	42,467
Reddit, Inc. - Class A (a)	437	78,778
		18,289,049
Movies & Entertainment - 1.3%
Liberty Media Corp.-Liberty Formula One - Class C (a)	778	67,701
Live Nation Entertainment, Inc. (a)	484	70,398
Netflix, Inc. (a)	15,769	1,316,554
Spotify Technology SA (a)	494	247,173
Walt Disney Co.	6,224	702,067
Warner Bros Discovery, Inc. (a)	8,504	234,200
		2,638,093
Publishing - 0.0%(b)
News Corp. - Class A	1,694	45,789

Wireless Telecommunication Services - 0.2%
T-Mobile US, Inc.	1,663	327,960
Total Communication Services		23,684,236

The accompanying notes are an integral part of these financial statements.

JLENS 500 JEWISH ADVOCACY U.S. ETF
SCHEDULE OF INVESTMENTS
January 31, 2026

	Shares	Value
Consumer Discretionary - 9.9%
Apparel Retail - 0.4%
Burlington Stores, Inc. (a)	204	$60,356
Ross Stores, Inc.	1,085	204,685
TJX Cos., Inc.	3,726	558,192
		823,233
Apparel, Accessories & Luxury Goods - 0.1%
Lululemon Athletica, Inc. (a)	395	68,927
Tapestry, Inc.	656	83,253
		152,180
Automobile Manufacturers - 2.0%
Ford Motor Co.	14,060	195,153
General Motors Co.	3,383	284,172
Rivian Automotive, Inc. - Class A (a)	2,674	39,441
Tesla, Inc. (a)	8,350	3,593,924
		4,112,690
Automotive Retail - 0.3%
AutoZone, Inc. (a)	52	192,623
Carvana Co. (a)	451	180,901
O'Reilly Automotive, Inc. (a)	2,935	288,833
		662,357
Broadline Retail - 3.9%
Amazon.com, Inc. (a)	33,745	8,075,179
eBay, Inc.	1,560	142,303
		8,217,482
Casinos & Gaming - 0.1%
DraftKings, Inc. - Class A (a)	1,575	43,328
Las Vegas Sands Corp.	1,201	63,329
		106,657
Computer & Electronics Retail - 0.0%(b)
Best Buy Co., Inc.	587	38,214

Consumer Electronics - 0.1%
Garmin Ltd.	538	108,482

Distributors - 0.0%(b)
Genuine Parts Co.	434	60,322

Footwear - 0.1%
NIKE, Inc. - Class B	4,001	247,302

Home Furnishings - 0.0%(b)
Somnigroup International, Inc.	580	50,953

The accompanying notes are an integral part of these financial statements.

JLENS 500 JEWISH ADVOCACY U.S. ETF
SCHEDULE OF INVESTMENTS
January 31, 2026

	Shares	Value
Home Improvement Retail - 0.8%
Home Depot, Inc.	3,346	$1,253,378
Lowe's Cos., Inc.	1,869	499,135
		1,752,513
Homebuilding - 0.2%
DR Horton, Inc.	871	129,640
Lennar Corp. - Class A	795	86,933
NVR, Inc. (a)	9	68,722
PulteGroup, Inc.	582	72,802
		358,097
Homefurnishing Retail - 0.0%(b)
Williams-Sonoma, Inc.	387	79,199

Hotels, Resorts & Cruise Lines - 0.9%
Airbnb, Inc. - Class A (a)	1,442	186,551
Booking Holdings, Inc.	114	570,210
Carnival Corp. (a)	4,337	130,197
Expedia Group, Inc.	471	124,740
Hilton Worldwide Holdings, Inc.	787	234,927
Marriott International, Inc. - Class A	819	258,231
Royal Caribbean Cruises Ltd.	841	273,031
Viking Holdings Ltd. (a)	630	45,454
		1,823,341
Other Specialty Retail - 0.1%
Tractor Supply Co.	1,681	85,529
Ulta Beauty, Inc. (a)	138	89,336
		174,865
Restaurants - 0.9%
Chipotle Mexican Grill, Inc. (a)	4,465	173,555
Darden Restaurants, Inc.	411	81,933
Domino's Pizza, Inc.	116	47,598
DoorDash, Inc. - Class A (a)	1,200	245,544
McDonald's Corp.	2,489	784,035
Starbucks Corp.	3,752	344,996
Yum! Brands, Inc.	894	139,017
		1,816,678
Total Consumer Discretionary		20,584,565

Consumer Staples - 4.9%
Agricultural Products & Services - 0.1%
Archer-Daniels-Midland Co.	1,909	128,495
Bunge Global SA	572	65,139
		193,634

The accompanying notes are an integral part of these financial statements.

JLENS 500 JEWISH ADVOCACY U.S. ETF
SCHEDULE OF INVESTMENTS
January 31, 2026

	Shares	Value
Consumer Staples Merchandise Retail - 1.9%
Costco Wholesale Corp.	1,729	$1,625,692
Dollar General Corp.	728	104,417
Dollar Tree, Inc. (a)	722	84,900
Target Corp.	1,509	159,154
Walmart, Inc.	17,509	2,086,023
		4,060,186
Distillers & Vintners - 0.1%
Brown-Forman Corp. - Class B	1,254	34,322
Constellation Brands, Inc. - Class A	580	90,886
		125,208
Food Distributors - 0.1%
Sysco Corp.	1,901	159,399
US Foods Holding Corp. (a)	913	76,345
		235,744
Food Retail - 0.1%
Casey's General Stores, Inc.	134	81,271
Kroger Co.	2,759	173,403
		254,674
Household Products - 1.0%
Church & Dwight Co., Inc.	923	88,839
Colgate-Palmolive Co.	3,303	298,228
Kimberly-Clark Corp.	1,277	127,687
Procter & Gamble Co.	9,657	1,465,643
		1,980,397
Packaged Foods & Meats - 0.3%
Hershey Co.	532	103,607
Kraft Heinz Co.	4,828	114,617
McCormick & Co., Inc.	955	59,048
Mondelez International, Inc. - Class A	5,248	306,850
Tyson Foods, Inc. - Class A	1,126	73,561
		657,683
Personal Care Products - 0.1%
Estee Lauder Cos., Inc. - Class A	728	83,924
Kenvue, Inc.	7,598	132,205
		216,129
Soft Drinks & Non-alcoholic Beverages - 1.2%
Coca-Cola Co.	17,459	1,306,108
Keurig Dr Pepper, Inc.	5,052	138,627
Monster Beverage Corp. (a)	2,686	216,921
PepsiCo, Inc.	5,547	852,186
		2,513,842
Total Consumer Staples		10,237,497

The accompanying notes are an integral part of these financial statements.

JLENS 500 JEWISH ADVOCACY U.S. ETF
SCHEDULE OF INVESTMENTS
January 31, 2026

	Shares	Value
Energy - 3.2%
Integrated Oil & Gas - 1.8%
Chevron Corp.	7,508	$1,328,165
Exxon Mobil Corp.	15,952	2,255,613
Occidental Petroleum Corp.	3,446	156,414
		3,740,192
Oil & Gas Equipment & Services - 0.2%
Baker Hughes Co.	3,490	195,580
Halliburton Co.	3,239	108,571
SLB Ltd.	5,441	263,236
		567,387
Oil & Gas Exploration & Production - 0.4%
Coterra Energy, Inc.	2,664	76,856
Devon Energy Corp.	2,216	89,105
Diamondback Energy, Inc.	730	119,684
EOG Resources, Inc.	1,947	218,317
EQT Corp.	2,050	118,346
Expand Energy Corp.	963	108,251
Texas Pacific Land Corp.	177	61,660
		792,219
Oil & Gas Refining & Marketing - 0.3%
Marathon Petroleum Corp.	1,124	198,038
Phillips 66	1,458	209,310
Valero Energy Corp.	1,153	209,189
		616,537
Oil & Gas Storage & Transportation - 0.5%
Cheniere Energy, Inc.	780	164,985
Kinder Morgan, Inc.	6,987	213,034
ONEOK, Inc.	2,234	176,910
Targa Resources Corp.	762	153,147
Williams Cos., Inc.	4,384	294,868
		1,002,944
Total Energy		6,719,279

Financials - 13.0%
Asset Management & Custody Banks - 1.0%
Ameriprise Financial, Inc.	315	166,065
Ares Management Corp. - Class A	640	95,789
Bank of New York Mellon Corp.	2,387	286,249
Blackrock, Inc.	513	574,016
Blackstone, Inc.	2,541	361,889
Carlyle Group, Inc.	818	48,082
KKR & Co., Inc.	2,448	279,709
Northern Trust Corp.	562	83,980

The accompanying notes are an integral part of these financial statements.

JLENS 500 JEWISH ADVOCACY U.S. ETF
SCHEDULE OF INVESTMENTS
January 31, 2026

	Shares	Value
State Street Corp.	913	$119,475
T Rowe Price Group, Inc.	728	76,935
		2,092,189
Commercial & Residential Mortgage Finance - 0.0%(b)
Rocket Cos., Inc. - Class A	2,602	46,654

Consumer Finance - 0.7%
American Express Co.	2,461	866,690
Capital One Financial Corp.	2,283	499,817
SoFi Technologies, Inc. (a)	4,361	99,475
Synchrony Financial	1,235	89,698
		1,555,680
Diversified Banks - 3.3%
Bank of America Corp.	26,179	1,392,723
Citigroup, Inc.	6,409	741,585
Fifth Third Bancorp	2,182	109,580
First Citizens BancShares, Inc. - Class A	32	66,226
JPMorgan Chase & Co.	9,741	2,979,674
KeyCorp	3,755	80,808
PNC Financial Services Group, Inc.	1,326	296,096
US Bancorp	5,059	283,860
Wells Fargo & Co.	10,601	959,285
		6,909,837
Diversified Financial Services - 0.1%
Apollo Global Management, Inc.	1,444	194,276
Corebridge Financial, Inc.	1,184	36,503
		230,779
Financial Exchanges & Data - 1.0%
Cboe Global Markets, Inc.	305	80,843
CME Group, Inc.	1,278	369,419
Coinbase Global, Inc. - Class A (a)	743	144,692
Intercontinental Exchange, Inc.	1,926	334,700
Moody's Corp.	610	314,492
MSCI, Inc.	232	141,339
Nasdaq, Inc.	1,560	151,148
S&P Global, Inc.	1,061	559,985
		2,096,618
Insurance Brokers - 0.5%
Aon PLC - Class A	724	253,139
Arthur J Gallagher & Co.	860	214,458
Brown & Brown, Inc.	775	55,878
Marsh & McLennan Cos., Inc.	1,676	315,406
Willis Towers Watson PLC	323	102,543
		941,424

The accompanying notes are an integral part of these financial statements.

JLENS 500 JEWISH ADVOCACY U.S. ETF
SCHEDULE OF INVESTMENTS
January 31, 2026

	Shares	Value
Investment Banking & Brokerage - 1.4%
Charles Schwab Corp.	5,940	$617,285
Goldman Sachs Group, Inc.	1,033	966,279
Interactive Brokers Group, Inc. - Class A	1,372	102,735
LPL Financial Holdings, Inc.	253	92,218
Morgan Stanley	4,181	764,287
Raymond James Financial, Inc.	557	92,384
Robinhood Markets, Inc. - Class A (a)	2,637	262,329
		2,897,517
Life & Health Insurance - 0.3%
Aflac, Inc.	1,586	175,967
MetLife, Inc.	1,813	143,009
Principal Financial Group, Inc.	743	70,377
Prudential Financial, Inc.	1,156	128,443
		517,796
Multi-Sector Holdings - 1.5%
Berkshire Hathaway, Inc. - Class B (a)	6,432	3,090,769

Property & Casualty Insurance - 0.9%
Allstate Corp.	837	166,555
American International Group, Inc.	1,975	147,888
Arch Capital Group Ltd. (a)	1,178	113,135
Chubb Ltd.	1,309	405,214
Cincinnati Financial Corp.	470	75,618
Erie Indemnity Co. - Class A	59	16,698
Hartford Insurance Group, Inc.	887	119,798
Loews Corp.	522	55,108
Markel Group, Inc. (a)	36	73,463
Progressive Corp.	2,039	424,112
Travelers Cos., Inc.	748	212,813
W R Berkley Corp.	1,147	78,661
		1,889,063
Regional Banks - 0.3%
Citizens Financial Group, Inc.	1,452	91,447
Huntington Bancshares, Inc.	4,808	84,044
M&T Bank Corp.	493	109,234
Regions Financial Corp.	2,990	85,215
Truist Financial Corp.	4,365	224,448
		594,388
Transaction & Payment Processing Services - 2.0%
Affirm Holdings, Inc. (a)	843	50,833
Block, Inc. (a)	1,823	110,164
Corpay, Inc. (a)	199	62,611
Fidelity National Information Services, Inc.	1,825	100,831

The accompanying notes are an integral part of these financial statements.

JLENS 500 JEWISH ADVOCACY U.S. ETF
SCHEDULE OF INVESTMENTS
January 31, 2026

	Shares	Value
Fiserv, Inc. (a)	1,901	$121,151
Global Payments, Inc.	794	56,961
Mastercard, Inc. - Class A	2,937	1,582,426
PayPal Holdings, Inc.	3,288	173,245
Toast, Inc. - Class A (a)	1,478	45,981
Visa, Inc. - Class A	6,037	1,942,888
		4,247,091
Total Financials		27,109,805

Health Care - 9.7%
Biotechnology - 1.9%
AbbVie, Inc.	6,309	1,406,970
Alnylam Pharmaceuticals, Inc. (a)	442	149,422
Amgen, Inc.	1,838	628,375
Biogen, Inc. (a)	462	83,109
Exact Sciences Corp. (a)	587	60,074
Gilead Sciences, Inc.	4,423	627,845
Incyte Corp. (a)	572	57,240
Insmed, Inc. (a)	691	108,397
Natera, Inc. (a)	419	96,848
Regeneron Pharmaceuticals, Inc.	380	281,751
United Therapeutics Corp. (a)	130	61,034
Vertex Pharmaceuticals, Inc. (a)	869	408,343
		3,969,408
Health Care Distributors - 0.4%
Cardinal Health, Inc.	793	170,400
Cencora, Inc.	656	235,648
McKesson Corp.	414	344,121
		750,169
Health Care Equipment - 1.8%
Abbott Laboratories	5,990	654,707
Becton Dickinson & Co.	997	202,870
Boston Scientific Corp. (a)	5,319	497,486
Dexcom, Inc. (a)	1,261	92,103
Edwards Lifesciences Corp. (a)	1,941	157,920
GE HealthCare Technologies, Inc.	1,540	121,614
Hologic, Inc. (a)	756	56,647
IDEXX Laboratories, Inc. (a)	268	179,683
Insulet Corp. (a)	211	53,976
Intuitive Surgical, Inc. (a)	1,243	626,746
Medtronic PLC	4,501	463,423
ResMed, Inc.	536	138,454
STERIS PLC	295	77,467
Stryker Corp.	1,274	470,819

The accompanying notes are an integral part of these financial statements.

JLENS 500 JEWISH ADVOCACY U.S. ETF
SCHEDULE OF INVESTMENTS
January 31, 2026

	Shares	Value
Zimmer Biomet Holdings, Inc.	801	$69,743
		3,863,658
Health Care Facilities - 0.2%
HCA Healthcare, Inc.	547	267,084
Tenet Healthcare Corp. (a)	268	50,727
		317,811
Health Care Services - 0.3%
Cigna Group	939	257,389
CVS Health Corp.	4,341	323,491
Labcorp Holdings, Inc.	251	68,152
Quest Diagnostics, Inc.	366	68,453
		717,485
Health Care Supplies - 0.0%(b)
Cooper Cos., Inc. (a)	592	48,177

Health Care Technology - 0.1%
Veeva Systems, Inc. - Class A (a)	571	116,438

Life Sciences Tools & Services - 0.9%
Agilent Technologies, Inc.	1,014	135,724
Danaher Corp.	2,221	486,155
Illumina, Inc. (a)	503	72,839
IQVIA Holdings, Inc. (a)	605	139,241
Mettler-Toledo International, Inc. (a)	73	100,247
Thermo Fisher Scientific, Inc.	1,325	766,658
Waters Corp. (a)	234	86,748
West Pharmaceutical Services, Inc.	250	57,780
		1,845,392
Managed Health Care - 0.6%
Centene Corp. (a)	1,808	78,323
Elevance Health, Inc.	753	260,342
Humana, Inc.	394	76,909
UnitedHealth Group, Inc.	3,115	893,787
		1,309,361
Pharmaceuticals - 3.5%
Bristol-Myers Squibb Co.	7,198	396,250
Eli Lilly & Co.	3,046	3,159,159
Johnson & Johnson	8,578	1,949,350
Merck & Co., Inc.	8,994	991,768
Pfizer, Inc.	20,365	538,451
Zoetis, Inc.	1,518	189,477
		7,224,455
Total Health Care		20,162,354

The accompanying notes are an integral part of these financial statements.

JLENS 500 JEWISH ADVOCACY U.S. ETF
SCHEDULE OF INVESTMENTS
January 31, 2026

	Shares	Value
Industrials - 8.7%
Aerospace & Defense - 2.5%
Axon Enterprise, Inc. (a)	261	$126,214
Boeing Co. (a)	2,671	624,266
Curtiss-Wright Corp.	113	74,206
General Dynamics Corp.	915	321,247
General Electric Co.	3,693	1,132,976
HEICO Corp.	295	97,619
Howmet Aerospace, Inc.	1,343	279,451
L3Harris Technologies, Inc.	671	230,052
Lockheed Martin Corp.	839	532,111
Northrop Grumman Corp.	481	332,977
Rocket Lab Corp. (a)	1,581	126,591
RTX Corp.	4,684	941,156
Textron, Inc.	534	47,024
TransDigm Group, Inc.	189	269,805
Woodward, Inc.	173	54,986
		5,190,681
Agricultural & Farm Machinery - 0.2%
Deere & Co.	853	450,384

Air Freight & Logistics - 0.3%
CH Robinson Worldwide, Inc.	371	72,327
Expeditors International of Washington, Inc.	441	70,798
FedEx Corp.	751	242,010
United Parcel Service, Inc. - Class B	2,552	271,073
		656,208
Building Products - 0.4%
Carrier Global Corp.	2,710	161,462
Johnson Controls International PLC	2,245	267,739
Lennox International, Inc.	76	37,626
Trane Technologies PLC	759	319,220
		786,047
Cargo Ground Transportation - 0.1%
JB Hunt Transport Services, Inc.	188	38,111
Old Dominion Freight Line, Inc.	541	93,701
XPO, Inc. (a)	377	55,838
		187,650
Construction & Engineering - 0.2%
Comfort Systems USA, Inc.	119	135,910
EMCOR Group, Inc.	158	113,875
Quanta Services, Inc.	498	236,366
		486,151

The accompanying notes are an integral part of these financial statements.

JLENS 500 JEWISH ADVOCACY U.S. ETF
SCHEDULE OF INVESTMENTS
January 31, 2026

	Shares	Value
Construction Machinery & Heavy Transportation Equipment - 0.8%
Caterpillar, Inc.	1,629	$1,070,839
Cummins, Inc.	482	278,991
PACCAR, Inc.	1,647	202,433
Westinghouse Air Brake Technologies Corp.	556	127,958
		1,680,221
Data Processing & Outsourced Services - 0.1%
Broadridge Financial Solutions, Inc.	390	76,873
SS&C Technologies Holdings, Inc.	720	58,961
		135,834
Diversified Support Services - 0.1%
Cintas Corp.	1,132	216,654
Copart, Inc. (a)	2,945	119,508
		336,162
Electrical Components & Equipment - 0.7%
AMETEK, Inc.	757	169,553
Eaton Corp. PLC	1,320	463,874
Emerson Electric Co.	1,907	280,253
Hubbell, Inc.	156	76,118
nVent Electric PLC	491	55,120
Rockwell Automation, Inc.	382	161,070
Vertiv Holdings Co. - Class A	1,205	224,347
		1,430,335
Environmental & Facilities Services - 0.3%
Republic Services, Inc.	732	157,446
Rollins, Inc.	900	57,006
Veralto Corp.	955	94,526
Waste Management, Inc.	1,317	292,690
		601,668
Heavy Electrical Equipment - 0.4%
Bloom Energy Corp. - Class A (a)	680	102,931
GE Vernova, Inc.	945	686,420
		789,351
Human Resource & Employment Services - 0.2%
Automatic Data Processing, Inc.	1,463	361,097
Paychex, Inc.	1,083	111,690
		472,787
Industrial Conglomerates - 0.4%
3M Co.	1,857	284,418
Honeywell International, Inc.	2,222	505,550
		789,968
Industrial Machinery & Supplies & Components - 0.6%
Dover Corp.	430	86,641
Fortive Corp.	1,122	59,253

The accompanying notes are an integral part of these financial statements.

JLENS 500 JEWISH ADVOCACY U.S. ETF
SCHEDULE OF INVESTMENTS
January 31, 2026

	Shares	Value
Graco, Inc.	504	$44,014
Illinois Tool Works, Inc.	978	255,512
Ingersoll Rand, Inc.	1,302	112,089
Otis Worldwide Corp.	1,328	113,438
Parker-Hannifin Corp.	441	412,705
Pentair PLC	507	53,422
Snap-on, Inc.	179	65,534
Xylem, Inc.	802	110,572
		1,313,180
Passenger Airlines - 0.2%
Delta Air Lines, Inc.	2,210	145,617
Southwest Airlines Co.	1,851	87,959
United Airlines Holdings, Inc. (a)	1,093	111,836
		345,412
Passenger Ground Transportation - 0.2%
Uber Technologies, Inc. (a)	6,673	534,174

Rail Transportation - 0.4%
CSX Corp.	6,292	237,586
Norfolk Southern Corp.	749	218,139
Union Pacific Corp.	1,974	464,087
		919,812
Research & Consulting Services - 0.2%
Equifax, Inc.	398	80,157
Jacobs Solutions, Inc.	406	54,916
Leidos Holdings, Inc.	415	78,136
TransUnion	580	45,832
Verisk Analytics, Inc.	448	97,422
		356,463
Trading Companies & Distributors - 0.4%
Fastenal Co.	3,777	163,771
Ferguson Enterprises, Inc.	689	173,945
FTAI Aviation Ltd.	309	84,147
United Rentals, Inc.	199	155,630
Watsco, Inc.	115	44,442
WW Grainger, Inc.	140	151,191
		773,126
Total Industrials		18,235,614

Information Technology - 33.6% (c)
Application Software - 2.4%
Adobe, Inc. (a)	1,485	435,476
AppLovin Corp. - Class A (a)	774	366,187
Atlassian Corp. - Class A (a)	489	57,790

The accompanying notes are an integral part of these financial statements.

JLENS 500 JEWISH ADVOCACY U.S. ETF
SCHEDULE OF INVESTMENTS
January 31, 2026

	Shares	Value
Autodesk, Inc. (a)	732	$185,101
Cadence Design Systems, Inc. (a)	916	271,466
Datadog, Inc. - Class A (a)	1,102	142,511
Docusign, Inc. (a)	654	34,361
Dynatrace, Inc. (a)	925	35,233
Fair Isaac Corp. (a)	75	109,738
Guidewire Software, Inc. (a)	252	35,471
HubSpot, Inc. (a)	171	47,880
Intuit, Inc.	957	477,466
Palantir Technologies, Inc. - Class A (a)	7,588	1,112,325
PTC, Inc. (a)	397	61,984
Roper Technologies, Inc.	360	133,643
Salesforce, Inc.	3,314	703,529
Strategy, Inc. - Class A (a)	902	135,038
Synopsys, Inc. (a)	618	287,441
Trimble, Inc. (a)	811	54,824
Tyler Technologies, Inc. (a)	125	46,175
Unity Software, Inc. (a)	1,056	30,730
Workday, Inc. - Class A (a)	733	128,737
Zoom Communications, Inc. - Class A (a)	854	78,653
		4,971,759
Communications Equipment - 1.0%
Arista Networks, Inc. (a)	3,614	512,248
Ciena Corp. (a)	453	114,070
Cisco Systems, Inc.	14,421	1,129,453
F5, Inc. (a)	172	47,405
Lumentum Holdings, Inc. (a)	217	85,029
Motorola Solutions, Inc.	550	221,397
		2,109,602
Electronic Components - 0.5%
Amphenol Corp. - Class A	4,257	613,349
Coherent Corp. (a)	507	107,575
Corning, Inc.	2,903	299,735
		1,020,659
Electronic Equipment & Instruments - 0.1%
Keysight Technologies, Inc. (a)	625	135,206
Teledyne Technologies, Inc. (a)	139	86,222
		221,428
Electronic Manufacturing Services - 0.2%
Jabil, Inc.	366	86,811
TE Connectivity PLC	1,019	227,013
		313,824
Internet Services & Infrastructure - 0.4%
Cloudflare, Inc. - Class A (a)	1,015	180,010

The accompanying notes are an integral part of these financial statements.

JLENS 500 JEWISH ADVOCACY U.S. ETF
SCHEDULE OF INVESTMENTS
January 31, 2026

	Shares	Value
CoreWeave, Inc. - Class A (a)	1,158	$107,914
GoDaddy, Inc. - Class A (a)	449	45,134
MongoDB, Inc. (a)	237	88,005
Okta, Inc. (a)	553	46,718
Snowflake, Inc. - Class A (a)	1,106	213,126
Twilio, Inc. - Class A (a)	488	58,785
VeriSign, Inc.	341	83,282
		822,974
IT Consulting & Other Services - 0.9%
Accenture PLC - Class A	2,219	585,017
Cognizant Technology Solutions Corp. - Class A	1,592	130,640
Gartner, Inc. (a)	287	60,158
International Business Machines Corp.	3,342	1,024,991
		1,800,806
Semiconductor Materials & Equipment - 1.3%
Applied Materials, Inc.	2,891	931,827
KLA Corp.	462	659,709
Lam Research Corp.	4,365	1,019,053
Teradyne, Inc.	585	141,014
		2,751,603
Semiconductors - 13.2%
Advanced Micro Devices, Inc. (a)	5,658	1,339,418
Analog Devices, Inc.	1,687	524,455
Astera Labs, Inc. (a)	424	63,863
Broadcom, Inc.	16,117	5,339,562
Credo Technology Group Holding Ltd. (a)	511	64,018
First Solar, Inc. (a)	400	90,208
Intel Corp. (a)	15,271	709,643
Marvell Technology, Inc.	2,955	233,209
Microchip Technology, Inc.	1,818	138,022
Micron Technology, Inc.	3,930	1,630,478
Monolithic Power Systems, Inc.	158	177,616
NVIDIA Corp.	83,669	15,991,656
ON Semiconductor Corp. (a)	1,448	86,721
QUALCOMM, Inc.	3,764	570,585
Texas Instruments, Inc.	3,124	673,378
		27,632,832
Systems Software - 6.6%
Crowdstrike Holdings, Inc. - Class A (a)	817	360,628
Fortinet, Inc. (a)	2,198	178,609
Gen Digital, Inc.	1,895	45,461
Microsoft Corp.	26,286	11,310,603
Oracle Corp.	5,979	984,024
Palo Alto Networks, Inc. (a)	2,444	432,515

The accompanying notes are an integral part of these financial statements.

JLENS 500 JEWISH ADVOCACY U.S. ETF
SCHEDULE OF INVESTMENTS
January 31, 2026

	Shares	Value
ServiceNow, Inc. (a)	3,645	$426,501
Zscaler, Inc. (a)	396	79,204
		13,817,545
Technology Distributors - 0.0%(b)
CDW Corp.	429	54,221

Technology Hardware, Storage & Peripherals - 7.0%
Apple, Inc.	51,481	13,358,290
Dell Technologies, Inc. - Class C	1,100	125,884
Hewlett Packard Enterprise Co.	4,468	96,151
HP, Inc.	3,256	63,297
IonQ, Inc. (a)	1,063	42,499
NetApp, Inc.	771	74,286
Pure Storage, Inc. - Class A (a)	1,182	82,196
Sandisk Corp. (a)	452	260,465
Seagate Technology Holdings PLC	727	296,391
Super Micro Computer, Inc. (a)	1,686	49,079
Western Digital Corp.	1,162	290,767
		14,739,305
Total Information Technology		70,256,558

Materials - 1.7%
Commodity Chemicals - 0.1%
Dow, Inc.	2,733	75,294
LyondellBasell Industries NV - Class A	752	36,848
		112,142
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	205	133,650
Vulcan Materials Co.	418	125,626
		259,276
Copper - 0.1%
Freeport-McMoRan, Inc.	4,769	287,237

Fertilizers & Agricultural Chemicals - 0.1%
Corteva, Inc.	2,725	198,380

Gold - 0.2%
Newmont Corp.	3,749	421,200

Industrial Gases - 0.5%
Air Products and Chemicals, Inc.	756	206,010
Linde PLC	1,561	713,330
		919,340

The accompanying notes are an integral part of these financial statements.

JLENS 500 JEWISH ADVOCACY U.S. ETF
SCHEDULE OF INVESTMENTS
January 31, 2026

	Shares	Value
Paper & Plastic Packaging Products & Materials - 0.1%
Amcor PLC	1,604	$70,977
International Paper Co.	1,660	66,931
Packaging Corp. of America	297	66,097
Smurfit WestRock PLC	1,636	68,107
		272,112
Specialty Chemicals - 0.4%
DuPont de Nemours, Inc.	1,444	63,420
Ecolab, Inc.	905	255,201
International Flavors & Fragrances, Inc.	827	57,733
PPG Industries, Inc.	765	88,457
RPM International, Inc.	407	43,533
Sherwin-Williams Co.	812	287,968
		796,312
Steel - 0.1%
Nucor Corp.	734	130,446
Reliance, Inc.	179	58,981
Steel Dynamics, Inc.	439	78,831
		268,258
Total Materials		3,534,257

Real Estate - 0.1%
Real Estate Services - 0.1%
CBRE Group, Inc. - Class A (a)	1,034	176,121
CoStar Group, Inc. (a)	1,305	80,258
Zillow Group, Inc. - Class C (a)	609	38,385
Total Real Estate		294,764

Utilities - 2.1%
Electric Utilities - 1.4%
Alliant Energy Corp.	819	53,980
American Electric Power Co., Inc.	1,921	230,088
Constellation Energy Corp.	1,009	283,206
Duke Energy Corp.	2,592	314,539
Edison International	1,230	76,605
Entergy Corp.	1,453	139,328
Evergy, Inc.	733	56,243
Eversource Energy	1,187	82,057
Exelon Corp.	3,431	153,640
FirstEnergy Corp.	1,804	85,401
NextEra Energy, Inc.	7,167	629,979
NRG Energy, Inc.	566	86,389
PG&E Corp.	7,055	108,788
PPL Corp.	2,386	86,493

The accompanying notes are an integral part of these financial statements.

JLENS 500 JEWISH ADVOCACY U.S. ETF
SCHEDULE OF INVESTMENTS
January 31, 2026

	Shares	Value
Southern Co.	3,757	$335,538
Xcel Energy, Inc.	1,932	146,948
		2,869,222
Gas Utilities - 0.0%(b)
Atmos Energy Corp.	487	81,008

Independent Power Producers & Energy Traders - 0.1%
Talen Energy Corp. (a)	184	64,098
Vistra Corp.	1,099	174,027
		238,125
Multi-Utilities - 0.6%
Ameren Corp.	992	102,454
CenterPoint Energy, Inc.	2,177	86,405
CMS Energy Corp.	916	65,485
Consolidated Edison, Inc.	1,154	123,051
Dominion Energy, Inc.	2,761	166,129
DTE Energy Co.	749	100,651
NiSource, Inc.	1,536	68,029
Public Service Enterprise Group, Inc.	1,606	132,270
Sempra	2,173	189,073
WEC Energy Group, Inc.	1,149	127,160
		1,160,707
Water Utilities - 0.0%(b)
American Water Works Co., Inc.	733	94,652
Total Utilities		4,443,714
TOTAL COMMON STOCKS (Cost $163,818,222)		205,262,643

REAL ESTATE INVESTMENT TRUSTS - 1.5%
Real Estate - 1.5%
Data Center REITs - 0.2%
Digital Realty Trust, Inc.	1,141	189,349
Equinix, Inc.	330	270,907
		460,256
Health Care REITs - 0.3%
Ventas, Inc.	1,700	132,039
Welltower, Inc.	2,336	440,009
		572,048
Industrial REITs - 0.2%
Prologis, Inc.	3,180	415,181

Multi-Family Residential REITs - 0.1%
AvalonBay Communities, Inc.	442	78,530
Equity Residential	1,212	75,532
Essex Property Trust, Inc.	187	47,100

The accompanying notes are an integral part of these financial statements.

JLENS 500 JEWISH ADVOCACY U.S. ETF
SCHEDULE OF INVESTMENTS
January 31, 2026

	Shares	Value
Mid-America Apartment Communities, Inc.	381	$51,168
		252,330
Other Specialized REITs - 0.1%
Iron Mountain, Inc.	904	83,286
VICI Properties, Inc.	3,454	96,988
		180,274
Retail REITs - 0.2%
Realty Income Corp.	2,962	181,156
Simon Property Group, Inc.	1,086	207,763
		388,919
Self-Storage REITs - 0.1%
Extra Space Storage, Inc.	757	104,443
Public Storage	542	149,695
		254,138
Single-Family Residential REITs - 0.1%
Invitation Homes, Inc.	1,979	52,898
Sun Communities, Inc.	404	51,482
		104,380
Telecom Tower REITs - 0.2%
American Tower Corp.	1,624	291,150
Crown Castle, Inc.	1,453	126,135
SBA Communications Corp.	362	66,648
		483,933
Timber REITs - 0.0%(b)
Weyerhaeuser Co.	2,351	60,609
Total Real Estate		3,172,068
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $3,104,679)		3,172,068

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.3%
First American Government Obligations Fund - Class X, 3.61% (d)	566,929	566,929
TOTAL MONEY MARKET FUNDS (Cost $566,929)		566,929

TOTAL INVESTMENTS - 100.0% (Cost $167,489,830)		$209,001,640
Other Assets in Excess of Liabilities - 0.0% (b)		95,800
TOTAL NET ASSETS - 100.0%		$209,097,440

Percentages are stated as a percent of net assets.

PLC - Public Limited Company
REIT - Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

JLENS 500 JEWISH ADVOCACY U.S. ETF
SCHEDULE OF INVESTMENTS
January 31, 2026

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)
To the extent that the Fund invests more heavily in a particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	The rate shown represents the 7-day annualized yield as of January 31, 2026.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(b) Not applicable.

The accompanying notes are an integral part of these financial statements.

JLENS 500 JEWISH ADVOCACY U.S. ETF
Item 7. Financial Statements and Financial Highlights for Open-End Management Investment
Companies.

STATEMENT OF ASSETS AND LIABILITIES
January 31, 2026

ASSETS:
Investments, at value (See Note 2)	$209,001,640
Dividends receivable	126,753
Dividend tax reclaims receivable	902
Total assets	209,129,295

LIABILITIES:
Payable to adviser (See Note 3)	31,855
Total liabilities	31,855
NET ASSETS	$209,097,440

NET ASSETS CONSISTS OF:
Paid-in capital	$169,041,495
Total distributable earnings	40,055,945
Total net assets	$209,097,440

Net assets	$209,097,440
Shares issued and outstanding(a)	7,195,000
Net asset value per share	$29.06

COST:
Investments, at cost	$167,489,830

(a) Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.

1

JLENS 500 JEWISH ADVOCACY U.S. ETF

STATEMENT OF OPERATIONS
For the Period Ended January 31, 2026(a)

INVESTMENT INCOME:
Dividend income	$1,822,621
Less: Issuance fees	(19)
Less: Dividend withholding taxes	(185)
Total investment income	1,822,417

EXPENSES:
Investment advisory fee (See Note 3)	278,218
Total expenses	278,218
NET INVESTMENT INCOME (LOSS)	1,544,199

REALIZED AND UNREALIZED GAIN (LOSS)	29,649,248
Net realized gain (loss) from:
Investments	(1,593,351)
In-kind redemptions	2,149,797
Net realized gain (loss)	556,446

Net change in unrealized appreciation (depreciation) on:
Investments	29,110,536
Net change in unrealized appreciation (depreciation)	29,110,536
Net realized and unrealized gain (loss)	29,666,982
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$31,211,181

(a)	Inception date of the Fund was February 26, 2025.

The accompanying notes are an integral part of these financial statements.

2

JLENS 500 JEWISH ADVOCACY U.S. ETF
STATEMENT OF CHANGES IN NET ASSETS

Period ended January 31, 2026(a)
OPERATIONS:
Net investment income (loss)	$1,544,199
Net realized gain (loss)	556,446
Net change in unrealized appreciation (depreciation)	29,110,536
Net increase (decrease) in net assets from operations	31,211,181

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(1,406,634)
Total distributions to shareholders	(1,406,634)

CAPITAL TRANSACTIONS:
Shares sold	155,204,636
Shares issued from reorganization (See Note 1)	27,844,040
Shares redeemed	(3,755,784)
ETF transaction fees (See Note 1)	1
Net increase (decrease) in net assets from capital transactions	179,292,893

NET INCREASE (DECREASE) IN NET ASSETS	$209,097,440

NET ASSETS:
Beginning of the period	–
End of the period	$209,097,440

SHARES TRANSACTIONS
Shares sold	6,220,000
Shares issued from reorganization (See Note 1)	1,115,000
Shares redeemed	(140,000)
Total increase (decrease) in shares outstanding	7,195,000

(a) Inception date of the Fund was February 26, 2025.

The accompanying notes are an integral part of these financial statements.

3

JLENS 500 JEWISH ADVOCACY U.S. ETF

FINANCIAL HIGHLIGHTS

	INVESTMENT OPERATIONS:				LESS DISTRIBUTIONS FROM:			SUPPLEMENTAL DATA AND RATIOS:
For the period ended	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss) on investments(b)	Total from investment operations	Net investment income	Total distributions	ETF transaction fees	Net asset value, end of period	Total return(c)	Net assets, end of period (in thousands)	Ratio of expense to average net assets(d)	Ratio of net investment income (loss) to average net assets(d)	Portfolio turnover rate (c)(e)
JLens 500 Jewish Advocacy U.S. ETF
1/31/2026(f)	$24.97	0.25	4.06	4.31	(0.22)	(0.22)	0.00(g)	$29.06	17.31%	$209,097	0.18%	1.00%	14%

(a)	Net investment income (loss) per share has been calculated based on average shares outstanding during the period.
(b)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate excludes in-kind transactions.
(f)	Inception date of the Fund was February 26, 2025.
(g)	Amount represents less than $0.005 per share.
The accompanying notes are an integral part of these financial statements.

4

JLENS 500 JEWISH ADVOCACY U.S. ETF

NOTES TO THE FINANCIAL STATEMENTS
January 31, 2026

NOTE 1 – ORGANIZATION

JLens 500 Jewish Advocacy U.S. ETF (the “Fund”) is a series of the EA Series Trust (the “Trust”), which was organized as a Delaware statutory trust on October 11, 2013. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The Fund is considered diversified under the 1940 Act. The Fund commenced operations on February 26, 2025. The Fund qualifies as an investment company as defined in the Financial Accounting Standards Codification Topic 946-Financial Services- Investment Companies. The Fund’s investment objective is to track the total return, before fees and expenses, of the JLens 500 Jewish Advocacy U.S. Index. See the Fund’s Prospectus and Statement of Additional Information regarding the risks of investing in shares of the Fund.

As part of the Fund’s commencement of operations on February 26, 2025, the Fund received an in-kind contribution from accounts managed by the Sub-Adviser, which consisted of $27,844,040 of securities which were recorded at their current value to align the Fund’s performance with ongoing financial reporting. However, as the transaction was determined to be a non-taxable transaction by management, the Fund elected to retain the securities’ original cost basis for tax purposes. The cost of the contributed securities as of February 26, 2025, was $15,442,767, resulting in net unrealized appreciation on investments of $12,401,273 as of that date. As a result of the in-kind contribution, the Fund issued 1,115,000 shares at a $24.97 per share net asset value.

Shares of the Fund are listed and traded on the NYSE Arca, Inc. (the “Exchange”). Market prices for the shares may be different from their net asset value (“NAV”). The Fund issues and redeems shares on a continuous basis at NAV only in blocks of 20,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in share amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is a participant of a clearing agency registered with the SEC, which has a written agreement with the Trust or one of its service providers that allows the authorized participant to place orders for the purchase and redemption of creation units. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from a Fund. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
Authorized Participants may be required to pay a transaction fee to compensate the Trust or its custodian for costs incurred in connection with creation and redemption transactions. Certain transactions consisting all or partially of cash may also be subject to a variable charge, which is payable to the relevant Fund, of up to 2.00% of the value of the order in addition to the transaction fee. A Fund may determine to waive the variable charge on certain orders when such waiver is determined to be in the best interests of Fund shareholders. Transaction fees received by a Fund, if any, are displayed in the Capital Share Transactions sections of the Statements of Changes in Net Assets.
The end of the reporting period for the Fund is January 31, 2026, and the period covered by these Notes to Financial Statements is from February 26, 2025 to January 31, 2026 (the “current fiscal period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ
5

JLENS 500 JEWISH ADVOCACY U.S. ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
January 31, 2026

securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities. Fair values for debt securities, including asset-backed securities (“ABS”), collateralized loan obligations (“CLO”), collateralized mortgage obligations (“CMO”), corporate obligations, whole loans, and mortgage-backed securities (“MBS”) are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, MBS and ABS may utilize cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information. Reverse repurchase agreements are priced at their acquisition cost, and assessed for credit adjustments, which represents fair value. Futures contracts are carried at fair value using the primary exchange’s closing (settlement) price.

Subject to its oversight, the Trust’s Board of Trustees (the “Board”) has delegated primary responsibility for determining or causing to be determined the value of the Fund’s investments to Empowered Funds, LLC dba EA Advisers (the “Adviser”), pursuant to the Trust’s valuation policy and procedures, which have been adopted by the Trust and approved by the Board. In accordance with Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the “valuation designee” of the Fund. If the Adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the Adviser in accordance with the Trust’s fair valuation policy and procedures. The Adviser will provide the Board with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable, and that identify issues and valuation problems that have arisen, if any. As appropriate, the Adviser and the Board will review any securities valued by the Adviser in accordance with the Trust’s valuation policies during these periodic reports. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. For the current fiscal period, the Fund did not hold any securities that required fair valuation due to unobservable inputs.

As described above, the Fund may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires
6

JLENS 500 JEWISH ADVOCACY U.S. ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
January 31, 2026

more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the fair value classification of the Fund’s investments as of the current fiscal period end:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments
Common Stocks	$205,262,643	$—	$—	$205,262,643
Real Estate Investment Trusts	3,172,068	—	—	3,172,068
Money Market Funds	566,929	—	—	566,929
Total Investments	$209,001,640	$—	$—	$209,001,640

Refer to the Schedule of Investments for further disaggregation of investment categories.

During the current fiscal period, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

B.Federal Income Taxes. The Fund’s policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. Each Fund plans to file U.S. Federal and various state and local tax returns.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statements of Operations. During the current fiscal period, the Fund did not incur any interest or penalties.

C.Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts using the spot rate of exchange at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund isolates the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. That portion of gains (losses) attributable to the changes in market prices and the portion of gains (losses) attributable to changes in foreign exchange rates, if any, would appear on the “Statement of Operations” under “Net realized gain (loss) – Foreign currency translation” and “Change in net unrealized appreciation (depreciation) – Foreign currency translation,” respectively, if applicable.

If applicable, the Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
7

JLENS 500 JEWISH ADVOCACY U.S. ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
January 31, 2026

and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D.Foreign Taxes. The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if there are any, are paid by the Fund and are reflected in its Statement of Operations. Foreign taxes payable or deferred as of the current period end, if any, are disclosed in the Statement of Assets and Liabilities.

Consistent with U.S. GAAP accrual requirements, for uncertain tax positions, each Fund recognizes tax reclaims when the Fund determines that it is more likely than not that the Fund will sustain its position that it is due the reclaim.

The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

E.Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date, net of any foreign taxes withheld at source. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.

Distributions received from the Fund’s investments in REITs and MLPs may be characterized as ordinary income, net capital gain, or return of capital. The proper characterization of such distributions is generally not known until after the end of each calendar year. As such, the Fund must use estimates in reporting the character of their income and distributions for financial statement purposes. Such estimates are based on historical information available from each MLP and other industry sources. The actual character of distributions to the Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of such investments, a portion of the distributions received by the Fund’s shareholders may represent a return of capital.

Distributions to shareholders from net investment income for the Fund are declared and paid on a quarterly basis and distributions to shareholders from net realized gains on securities normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date. The Fund may distribute more frequently, if necessary, for tax purposes.

F.Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

G.Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for regular trading. The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share.

H.Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. Additionally, as is customary, the Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. The Fund’s maximum exposure under these arrangements is unknown as this would involve future
8

JLENS 500 JEWISH ADVOCACY U.S. ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
January 31, 2026

claims that may be against the Fund that have not yet occurred. As of the date of this report, no claim has been made for indemnification pursuant to any such agreement of the Fund.

I.Segment Reporting: The Fund adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The Fund’s adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations.

The Treasurer (principal financial officer) acts as the Fund’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.

J.Reclassification of Capital Accounts. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. The Fund’s realized net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash, are not taxable to the Fund and are not distributed to shareholders. As such, they have been reclassified from distributable earnings to paid-in capital. For the current fiscal period, the following table shows the reclassifications made:

Distributable Earnings	Paid-in Capital
$(2,149,876)	$2,149,876

K.New Accounting Pronouncement: In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU has been adopted by the Fund as of the reporting period end. Management has evaluated the impact of the ASU and determined it does not materially impact the financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS.

Empowered Funds, LLC dba EA Advisers (the “Adviser”) serves as the investment adviser to the Fund. Pursuant to an investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. The Adviser administers the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser agrees to pay all expenses incurred by the Fund except for the fee paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes (including tax-related services), interest (including borrowing costs), litigation expense (including class action-related services) and other non-routine or extraordinary expenses. Per the Advisory Agreement, the Fund pays an annual rate of 0.18% to the Adviser monthly based on average daily net assets.

JLens (the “Sub-Adviser”) serves as an investment sub-adviser to the Fund. Pursuant to an investment sub-advisory agreement (the “Sub-Advisory Agreement”) among the Trust, the Adviser and the Sub-Adviser, the Sub-Adviser is responsible for determining the investment exposures for the Fund, subject to the overall supervision and oversight of the Adviser and the Board.

9

JLENS 500 JEWISH ADVOCACY U.S. ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
January 31, 2026

U.S. Bancorp Fund Services, LLC (“Fund Services” or the “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports, and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; and monitors the activities of the Fund’s Custodian, transfer agent, and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of the Administrator, serves as the Fund’s Custodian.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

For the current fiscal period, purchases and sales of securities for the Fund, excluding short-term securities and in-kind transactions, were as follows:

Purchases	Sales
$31,018,784	$20,985,906

For the current fiscal period, in-kind transactions associated with creations and redemptions were as follows:

Creations	Redemptions
$144,418,550	$3,441,697

There were no purchases or sales of U.S. Government securities during the current fiscal period.

NOTE 5 – TAX INFORMATION

The components of tax basis cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes for the current fiscal period were as follows:

Tax cost of Investments	$167,667,752
Gross tax unrealized appreciation	48,142,204
Gross tax unrealized depreciation	(6,808,316)
Net tax unrealized appreciation (depreciation)	$41,333,888
Undistributed ordinary income	137,565
Undistributed long-term gain	—
Total distributable earnings	137,565
Other accumulated gain (loss)	(1,415,508)
Total accumulated gain (loss)	$40,055,945

Under tax law, certain capital and foreign currency losses realized after October 31st and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.

For the current fiscal period, the Fund did not defer any post-October capital losses.

At the current fiscal period, the Fund had the following capital loss carryforwards that do not expire:

Unlimited Short-Term	Unlimited Long-Term
$(1,060,928)	$(354,580)

10

JLENS 500 JEWISH ADVOCACY U.S. ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
January 31, 2026

NOTE 6 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid by the Fund during the current fiscal period was as follows:

Period Ended January 31, 2026(a)
Ordinary Income
$1,406,634

(a) Inception date of the fund was February 26, 2025.

NOTE 7 – SUBSEQUENT EVENTS

In preparing these financial statements, management of the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no transactions that occurred subsequent to the current fiscal period that materially impacted the amounts or disclosures in the Fund's financial statements.
11

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of
JLens 500 Jewish Advocacy U.S. ETF and
The Board of Trustees of
EA Series Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of JLens 500 Jewish Advocacy U.S. ETF (the “Fund”), a series of EA Series Trust (the “Trust”), including the schedule of investments, as of January 31, 2026, the related statement of operations, the statement of changes in net assets and the financial highlights for the period February 26, 2025 (commencement of operations) to January 31, 2026 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of January 31, 2026, and the results of its operations, the changes in its net assets and the financial highlights for the period stated above, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 1999.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of January 31, 2026 by correspondence with the custodian. We believe that our audit provides a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
March 31, 2026

12

JLENS 500 JEWISH ADVOCACY U.S. ETF
FEDERAL TAX INFORMATION (UNAUDITED)

For the current fiscal period, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for by the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income for the Fund was 100.00%.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the current fiscal period, for the Fund was 100.00%.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under the Internal Revenue Section 871(k)(2)(C) for the Fund was 0.00%.
13

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment
Companies.

There were no matters concerning changes in and disagreements with Accountants on accounting and financial disclosures required by Item 304 of Regulation S-K.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted during the period covered by the report to a vote of shareholders.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management
Investment Companies

Not applicable. The Independent Trustees are paid by the Adviser out of the advisory fee. See Note 3 to the Financial Statements under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts.
Not applicable.
Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.
Item 16. Controls and Procedures.

(a) The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.
(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

There have been no required recovery of erroneously awarded incentive based compensation to an executive officer from the registrant that required an accounting restatement.

Item 19. Exhibits.

(a)	(1)
Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2)
Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3)
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4)
Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable.

(5)	Change in the registrant’s independent public accountant. Not Applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	EA Series Trust

By (Signature and Title)	/s/ Wesley R. Gray, PhD.
Wesley R. Gray, PhD., President (principal executive officer)

Date:	March 31, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Wesley R. Gray, PhD.
Wesley R. Gray, PhD., President (principal executive officer)

Date:	March 31, 2026

By (Signature and Title)	/s/ Sean R. Hegarty, CPA
Sean R. Hegarty, CPA, Treasurer (principal financial officer)

Date:	March 31, 2026